Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Operating loss carryforwards	$ 20,178	$ 12,299
Start-up expenditures	2,807	3,316
Property and equipment	46	99
Intangible assets	2,589	3,059
Stock-based compensation expense	738	666
Research and development credit carryforwards	1,216	878
Accrued expenses and other	307	652
Total deferred income tax assets	27,881	20,969
Valuation allowance	(27,881)	(20,969)
Net deferred income tax assets	$ 0	$ 0